Pay vs Performance Disclosure - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 21, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation for Dr. Mainolfi (our Principal Executive Officer, or PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table in our proxy statements for the past five fiscal years, as well as their “compensation actually paid” (CAP), as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules. The grant date fair values included in the Summary Compensation Table (SCT) have been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive. For the year ended December 31, 2024, we did not use any financial performance measures to link company performance to compensation actually paid and, as such, we have omitted the “Company Selected Measure” from the Pay Versus Performance Table and are also omitting the Tabular List of Financial Performance Measures from this Pay versus Performance Disclosure. Nonetheless we have presented information in the Pay Versus Performance table below regarding certain financial performance measures as required by Item 402(v) of Regulation
S-K.
Pay Versus Performance Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (4)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Loss ($ thousands) (6)

2024	$15,433,147	$19,757,227	$5,373,374	$6,491,170	$120.96	$107.11	$223,858

2023	$9,670,542	$6,407,619	$4,398,338	$3,249,348	$76.55	$107.72	$146,962

2022	$6,926,645	($24,973,497)	$1,889,672	($4,924,083)	$75.05	$102.99	$154,808

2021	$11,573,374	$12,612,015	$3,329,398	$153,471	$190.89	$114.59	$100,217

2020	$3,678,001	$30,951,579	$1,812,465	$10,976,901	$186.41	$114.56	$45,593

(1) Dr. Mainolfi served as our PEO in each year shown.
(2) The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid.
The PEO Summary Compensation Table to compensation actually paid (or CAP) reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Change in Value of Prior Years’ Awards Unvested at FYE	Change in Value of Prior Years’ Awards that Vested in FY	Change in Value of Awards granted in year that Vested in FY	Fair value of Awards Forfeited in FY	PEO CAP

2024	$15,433,147	($14,206,647)	$12,094,100	$3,581,722	$2,854,905	-	$19,757,227

2023	$9,670,542	($8,594,942)	$4,372,962	($40,003)	$999,060	-	$6,407,619

2022	$6,926,645	($5,951,445)	($13,733,529)	($12,952,506)	$737,338	-	($24,973,497)

2021	$11,573,374	($10,621,667)	$10,809,481	($1,755,523)	$2,606,351	-	$12,612,015

2020	$3,678,001	($2,845,382)	$28,515,760	$728,664	$874,537	-	$30,951,579

(3) The amounts reported represent the average of the amounts reported for the Other NEOs, in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers included for purposes of calculating the average amounts were (i) for 2024, Bruce Jacobs, Dr. Jared Gollob, Ellen Chiniara and Dr. Jeremy Chadwick, (ii) for 2023, Bruce Jacobs, Dr. Jared Gollob, Ellen Chiniara and Dr. Jeremy Chadwick, (iii) for 2022, Bruce Jacobs, Dr. Jared Gollob, and Elaine Caughey, (iv) for 2021, Bruce Jacobs, Dr. Jared Gollob, Elaine Caughey (from June 21, 2021 until December 31, 2021), and Dr. Richard Chesworth (from January 1, 2021 until October 22, 2021), and (v) for 2020, Bruce Jacobs, Dr. Jared Gollob, and Dr. Richard Chesworth.
(4) The amounts reported represent the average “compensation actually paid” to the Other NEOs as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Other NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2.

The average Other NEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Change in Value of Prior Years’ Awards Unvested at FYE	Change in Value of Prior Years’ Awards that Vested in FY	Change in Value of Awards granted in year that Vested in FY	Fair value of Awards Forfeited in FY	Other NEO CAP

2024	$5,373,374	($4,638,769)	$4,218,162	$804,716	$733,688	-	$6,491,170

2023	$4,398,338	($3,784,351)	$2,433,998	$59,829	$141,534	-	$3,249,348

2022	$1,889,672	($1,420,223)	($2,443,461)	($3,218,544)	$268,473	-	($4,924,083)

2021	$3,329,398	($2,829,424)	$2,589,240	($713,569)	$677,265	($2,899,439)	$153,471

2020	$1,812,465	($1,967,228)	$10,923,640	$65,080	$142,943	-	$10,976,901

(5) Peer group TSR reflects the Nasdaq Biotechnology Index for all fiscal years disclosed, which aligns with the peer group used in our Annual Report on Form
10-K
for each of these years.
(6) The dollar amounts reported represent the amount of net loss reflected in the company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote	Bruce Jacobs, Dr. Jared Gollob, Elaine Caughey	Dr. Richard Chesworth	Bruce Jacobs, Dr. Jared Gollob, Ellen Chiniara and Dr. Jeremy Chadwick,	Bruce Jacobs, Dr. Jared Gollob, Ellen Chiniara and Dr. Jeremy Chadwick,	Bruce Jacobs, Dr. Jared Gollob, and Elaine Caughey,		Bruce Jacobs, Dr. Jared Gollob, and Dr. Richard Chesworth.
Peer Group Issuers, Footnote			Peer group TSR reflects the Nasdaq Biotechnology Index for all fiscal years disclosed, which aligns with the peer group used in our Annual Report on Form 10-K for each of these years.
PEO Total Compensation Amount			$ 15,433,147	$ 9,670,542	$ 6,926,645	$ 11,573,374	$ 3,678,001
PEO Actually Paid Compensation Amount			$ 19,757,227	6,407,619	(24,973,497)	12,612,015	30,951,579
Adjustment To PEO Compensation, Footnote
The PEO Summary Compensation Table to compensation actually paid (or CAP) reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Change in Value of Prior Years’ Awards Unvested at FYE	Change in Value of Prior Years’ Awards that Vested in FY	Change in Value of Awards granted in year that Vested in FY	Fair value of Awards Forfeited in FY	PEO CAP

2024	$15,433,147	($14,206,647)	$12,094,100	$3,581,722	$2,854,905	-	$19,757,227

2023	$9,670,542	($8,594,942)	$4,372,962	($40,003)	$999,060	-	$6,407,619

2022	$6,926,645	($5,951,445)	($13,733,529)	($12,952,506)	$737,338	-	($24,973,497)

2021	$11,573,374	($10,621,667)	$10,809,481	($1,755,523)	$2,606,351	-	$12,612,015

2020	$3,678,001	($2,845,382)	$28,515,760	$728,664	$874,537	-	$30,951,579

Non-PEO NEO Average Total Compensation Amount			$ 5,373,374	4,398,338	1,889,672	3,329,398	1,812,465
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,491,170	3,249,348	(4,924,083)	153,471	10,976,901
Adjustment to Non-PEO NEO Compensation Footnote
The average Other NEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Change in Value of Prior Years’ Awards Unvested at FYE	Change in Value of Prior Years’ Awards that Vested in FY	Change in Value of Awards granted in year that Vested in FY	Fair value of Awards Forfeited in FY	Other NEO CAP

2024	$5,373,374	($4,638,769)	$4,218,162	$804,716	$733,688	-	$6,491,170

2023	$4,398,338	($3,784,351)	$2,433,998	$59,829	$141,534	-	$3,249,348

2022	$1,889,672	($1,420,223)	($2,443,461)	($3,218,544)	$268,473	-	($4,924,083)

2021	$3,329,398	($2,829,424)	$2,589,240	($713,569)	$677,265	($2,899,439)	$153,471

2020	$1,812,465	($1,967,228)	$10,923,640	$65,080	$142,943	-	$10,976,901

Compensation Actually Paid vs. Total Shareholder Return
PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
Equity awards are the largest component of our executive compensation program, representing no less than 80% of the target total compensation for each of our executives. Therefore, TSR has a significant impact on our CAP, particularly for executives who have been with us for several years and who have multiple years of outstanding equity awards. The impact is more pronounced for our CEO/PEO, given he has historically received equity in the form of stock options only whereas the Other NEOs receive a blend of stock options and restricted stock units. The CEO/PEO also receives a larger magnitude of equity relative to the other NEOs, consistent with market practice. Due to the significant weighting of equity in our total compensation, the decline in our stock price between the end of 2021 and 2022 resulted in negative CAP for our PEO and Other NEOs.
TSR for our peer group is based on the Nasdaq Biotechnology Index (XNBI), which reflects the company’s industry sector and is also the peer group used in our Annual Report on Form
10-K.
We outperformed our peers during 2020 and 2021, reflecting the substantial progress towards our stated goals and the achievement of significant milestones including encouraging clinical data for our lead candidate
KT-474
and progression of our other clinical and preclinical stage programs. However, due to the decline in our stock price at the end of 2022 and into 2023, our TSR closed lower than our peers. In 2024, the achievement of our corporate goals, including significant progress across our clinical and pipeline programs, led to our TSR closing higher than our peers again and we expect the level of achievement of these goals to meaningfully impact our TSR in 2025 and beyond.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
Because we are not a commercial-stage company, we did not have any revenue during the periods presented, other than the recognition of non-cash
deferred revenue associated with our collaboration agreements. Consequently, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2020 through 2022, our net loss increased year over year, while our net loss slightly decreased in 2023 before increasing again in 2024. The Compensation Actually Paid to our PEO and Other NEOs does not correlate to the net loss reported year to year.

Compensation Actually Paid vs. Company Selected Measure
Description of the Relationship Between Compensation Actually Paid and Selected Performance Metrics
As described above in the section titled “Compensation Discussion and Analysis,” our compensation program is designed to attract and retain high-performing talent in our industry, motivate our executive officers to create long-term, enhanced shareholder value, and provide a fair reward for executive effort and stimulate professional and personal growth. The company uses several performance measures to align executive compensation with company performance, not all of which are presented in the Pay versus Performance table above. Moreover, the company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and, compensation actually paid, as calculated in accordance with Item 402(v) of Regulation
S-K,
is not considered by the Board and the Compensation and Talent Committee in evaluating or determining executive compensation. In accordance with Item 402(v) of Regulation
S-K,
the company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table.

Total Shareholder Return Vs Peer Group
TSR for our peer group is based on the Nasdaq Biotechnology Index (XNBI), which reflects the company’s industry sector and is also the peer group used in our Annual Report on Form
10-K.
We outperformed our peers during 2020 and 2021, reflecting the substantial progress towards our stated goals and the achievement of significant milestones including encouraging clinical data for our lead candidate
KT-474
and progression of our other clinical and preclinical stage programs. However, due to the decline in our stock price at the end of 2022 and into 2023, our TSR closed lower than our peers. In 2024, the achievement of our corporate goals, including significant progress across our clinical and pipeline programs, led to our TSR closing higher than our peers again and we expect the level of achievement of these goals to meaningfully impact our TSR in 2025 and beyond.

Total Shareholder Return Amount			$ 120.96	76.55	75.05	190.89	186.41
Peer Group Total Shareholder Return Amount			107.11	107.72	102.99	114.59	114.56
Net Income (Loss)			$ 223,858,000	146,962,000	154,808,000	100,217,000	45,593,000
PEO Name			Dr. Mainolfi
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (14,206,647)	(8,594,942)	(5,951,445)	(10,621,667)	(2,845,382)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,094,100	4,372,962	(13,733,529)	10,809,481	28,515,760
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,581,722	(40,003)	(12,952,506)	(1,755,523)	728,664
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,854,905	999,060	737,338	2,606,351	874,537
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,638,769)	(3,784,351)	(1,420,223)	(2,829,424)	(1,967,228)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,218,162	2,433,998	(2,443,461)	2,589,240	10,923,640
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			804,716	59,829	(3,218,544)	(713,569)	65,080
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			733,688	141,534	268,473	677,265	142,943
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ (2,899,439)	$ 0